Significant accounting policies (Tables)	12 Months Ended
Oct. 31, 2021
Significant accounting policies [Abstract]
Exchange Rates
The most important foreign currencies for the Group are: Pounds Sterling, the Euro, Canadian Dollar, Japanese Yen, Indian Rupee and the Australian Dollar. The exchange rates used are as follows:

	Year ended October 31, 2021		Year ended October 31, 2020		Year ended October 31, 2019

	Average	Closing	Average	Closing	Average	Closing
£1 = $	1.37	1.37	1.28	1.30	1.27	1.29
€1 = $	1.19	1.16	1.13	1.17	1.12	1.12
C$ = $	0.80	0.81	0.74	0.75	0.75	0.76
AUD = $	0.75	0.75	0.68	0.70	n/a	n/a
100 INR = $	1.36	1.33	1.36	1.34	n/a	n/a
100 JPY = $	0.92	0.88	0.93	0.96	1.10	1.08

Estimated Useful Lives of Intangible Assets
Other intangible assets that are acquired by the Group as part of a business combination are recognized at their fair value at the date of acquisition, and are subsequently amortized. Amortization is charged to the Consolidated statement of comprehensive income on a straight-line basis over the estimated useful life of each intangible asset. Intangible assets are amortized from the date they are available for use. The estimated useful lives are as follows:

Purchased software	Licence agreement based, generally three to seven years
Technology	Three to 12 years
Trade names	Three to 20 years
Customer relationships	Two to 15 years

Estimated Useful Lives of Property, Plant and Equipment
All property, plant and equipment is stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance expenditures are charged to the consolidated statement of comprehensive income during the financial year in which they are incurred. Depreciation is calculated using the straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

Buildings	30 years
Leasehold improvements	Three to 10 years (not exceeding the remaining lease period)
Fixtures and fittings	Two to seven years
Computer equipment	One to five years